Summary of Significant Accounting Policies (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Balance of derivative liabilities - beginning of year
Issued		9,192,672
Converted		(3,786,452)
Change in fair value recognized in operations		(5,406,220)
Balance of derivative liabilities - end of year